United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/09

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Automated Government Cash Reserves

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES — 102.3%
$94,545,000	[1]	Federal Farm Credit System Discount Notes, 1.900% - 2.520%, 8/4/2008 - 1/16/2009	$94,424,960
199,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.990% - 2.662%, 8/1/2008 - 10/1/2008	198,992,764
15,550,000		Federal Farm Credit System Notes, 2.380% - 5.080%, 10/9/2008 - 5/28/2009	15,612,777
359,087,000	[1]	Federal Home Loan Bank System Discount Notes, 2.009% - 2.649%, 8/1/2008 - 1/15/2009	357,795,553
162,640,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.155% - 2.626%, 8/1/2008 - 10/29/2008	162,636,023
40,690,000		Federal Home Loan Bank System Notes, 2.200% - 5.500%, 8/8/2008 - 5/15/2009	40,771,955
1,885,000		Tennessee Valley Authority Bond, 5.375%, 11/13/2008	1,901,093
		TOTAL INVESTMENTS—102.3% (AT AMORTIZED COST)[3]	872,135,125
		OTHER ASSETS AND LIABILITIES—NET—(2.3%) [4]	(19,671,893)
		TOTAL NET ASSETS—100%	$852,463,232

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                   0
Level 2 – Other Significant Observable Inputs                                                                                        872,135,125
Level 3 – Significant Unobservable Inputs                                                                                                          0
   Total                                                                           $ 872,135,125

U.S. Treasury Cash Reserves Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS— 100.3%
	U.S. Treasury Bills—86.6%[1]
$800,000,000	1.100% - 1.680%, 8/21/2008	$799,320,277
938,000,000	1.100% - 1.710%, 8/28/2008	936,862,494
380,000,000	1.100% - 1.900%, 9/4/2008	379,477,722
100,000,000	1.200%, 8/7/2008	99,980,000
2,584,425,000	1.300% - 1.800%, 8/14/2008	2,583,052,554
695,000,000	1.365% - 1.700%, 10/16/2008	692,754,411
1,674,850,000	1.400% - 1.900%, 10/2/2008	1,669,636,582
1,120,000,000	1.450% - 1.975%, 9/18/2008	1,117,081,967
370,000,000	1.465% - 1.600%, 10/23/2008	368,712,924
1,048,775,000	1.625% - 1.705%, 10/30/2008	1,044,380,842
750,000,000	1.635% - 1.885%, 10/9/2008	747,439,573
500,000,000	1.675%, 11/6/2008	497,882,986
150,000,000	1.755%, 12/4/2008	149,085,938
180,000,000	1.935%, 9/11/2008	179,603,325
300,000,000	2.055% - 2.060%, 1/2/2009	297,359,542
	TOTAL	11,562,631,137
	U.S. Treasury Bond—4.0%
534,633,000	12.000%, 8/15/2008	536,746,987
	U.S. Treasury Notes—9.7%
100,000,000	3.125%, 9/15/2008	100,192,057
227,000,000	4.125%, 8/15/2008	227,230,755
234,000,000	4.625%, 9/30/2008	235,216,101
306,000,000	4.875%, 10/31/2008	308,434,535
428,000,000	4.875%, 8/31/2008	429,120,704
	TOTAL	1,300,194,152
	TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[2]	13,399,572,276
	OTHER ASSETS AND LIABILITIES—NET—(0.3)%[3]	(41,453,477)
	TOTAL NET ASSETS—100%	$13,358,118,799

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

                                                                Investments in
Valuation Inputs                                                                           Securities
Level 1 – Quoted Prices                                                                           $                       0
Level 2 – Other Significant Observable Inputs                                                                                       13,399,572,276
Level 3 – Significant Unobservable Inputs                                                                                                                  0
   Total                                                                           $13,399,572,276

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008